S000009421 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	224 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
Dow Jones U.S. Select Insurance Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		28.59%	14.80%	12.29%
iShares U.S. Insurance ETF
Prospectus [Line Items]
Average Annual Return, Percent		28.18%	14.35%	11.85%
Performance Inception Date					May 01, 2006
iShares U.S. Insurance ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.72%	13.81%	11.34%
iShares U.S. Insurance ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.00%	11.39%	9.69%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.